Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Schedule of Earnings per share

	March 31, 2018	March 31, 2017		March 31, 2016
Profit attributable to Shareholders of the Company (A)	$(78,222,174)	$25,087,388		$25,792,843
Weighted average number of shares:
- For calculation of basic earnings per share (B)	34,064,348	29,822,470		28,805,738
- Dilutive impact of equivalent stock options (C)	- #	-	*	-	*
- For diluted earnings per share (D) = (B) + (C)	34,064,348	29,822,470		28,805,738
Basic earnings per share (A) ÷ (B)	$(2.30)	$0.84		$0.90
Diluted earnings per share (A) ÷ (D)	$(2.30)	$0.84		$0.90

# The dilutive impact of total share options of 375899, 360,257, 361,278 and 367,749 granted to Mr. Karan A. Chanana in the years ended March 31, 2013, 2014, 2016 and 2017, respectively is anti-dilutive and hence there is no change in the presented basic and diluted earnings per share in the table above.

* The dilutive impact of total share options of 375899, 360,257, 361,278 and 367,749 granted to Mr. Karan A. Chanana in the years ended March 31, 2013, 2014, 2016 and 2017, respectively is anti-dilutive and hence there is no change in the presented basic and diluted earnings per share in the table above.